Intangible Assets, Net	12 Months Ended
Jun. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
(4)	Intangible Assets, Net:

Intangible assets subject to amortization consist of the following:

	June 30,
	2012	2013
Licenses	$991	$1,080
Patents	1,700	1,789
Other	—	2

Intangible assets, gross	2,691	2,871
Less: Accumulated amortization	(1,019)	(1,241)

Intangible assets, net	$1,672	$1,630

Amortization expense related to intangible assets for the years ended June 30, 2012 and 2013 was $208 and $221, respectively. All amortization expense related to intangible assets is included in research and development expenses on the statements of operations.

Estimated amortization expense for the next five years and thereafter is as follows:

Fiscal Year Ending June 30,	Amount
2014	$228
2015	222
2016	210
2017	207
2018	198
Thereafter	565

$1,630